Revenues - Contract balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Revenues.
Contract liabilities	¥ 10,728,065		¥ 8,633,670	$ 1,534,093
Contract liabilities revenue recognized	¥ 7,798,170	$ 1,115,123	¥ 5,426,188